Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Leases
Undiscounted lease liability	€ 15,257	€ 14,286
Effect of discounting	(1,893)	(1,747)
Lease liability	13,364	12,539
Within one year
Leases
Undiscounted lease liability	3,452	3,130
In more than one year but less than two years
Leases
Undiscounted lease liability	2,574	2,189
In more than two years but less than three years
Leases
Undiscounted lease liability	2,200	1,759
In more than three years but less than four years
Leases
Undiscounted lease liability	1,981	1,579
In more than four years but less than five years
Leases
Undiscounted lease liability	1,810	1,387
In more than five years
Leases
Undiscounted lease liability	€ 3,240	€ 4,242